Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 1,940	$ 7,412	$ 920	$ 2,240	$ 12,512
New Afton [Member]
Total	1,300	2,920	580	780	5,580
Rainy River [Member]
Total	550	$ 4,492	180	1,270	6,492
Corporate Office [Member]
Total				$ 190	190
CSP [Member]
Total	$ 90		$ 160		$ 250